BMW Vehicle Owner Trust 2014-A

Accrued Interest Date:	5/25/17	Collection Period Ending:	5/31/17
Current Payment Date:	6/26/17	Period:	32

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,063,540,711.84	$199,194,021.76	$184,553,129.05

Yield Supplement Overcollateralization	$37,899,654.20	$3,392,312.95	$3,036,234.35

Adjusted Pool Balance	$1,025,641,057.64	$195,801,708.81	$181,516,894.70

Reserve Account	$2,564,102.64	$2,564,102.64	$2,564,102.64

Overcollateralization	$25,641,057.64	$25,641,026.44	$25,641,026.44

Notes				Ratio

Class A-1 Notes	$244,400,000.00	-	-	0.0%

Class A-2 Notes	$315,000,000.00	-	-	0.0%

Class A-3 Notes	$320,000,000.00	$49,560,682.37	$35,275,868.26	22.6%

Class A-4 Notes	$120,600,000.00	$120,600,000.00	$120,600,000.00	77.4%
	$1,000,000,000.00	$170,160,682.37	$155,875,868.26	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$466,755.22
Servicer Advances	34,296.62
Servicer Advance Reimbursement	25,173.05

Administrative Purchase Payment	0.00

Warranty Purchase Payment	284.12

Recoveries	87,177.15

Investment Earnings from Reserve Account	849.51

Investment Earnings from Collection Account	0.00

Total Available Interest	$564,189.57

Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$10,379,743.66

Receipts of Pre-Paid Principal	4,088,586.12

Liquidation Proceeds	67,849.11

Administrative Purchase Payment	0.00

Warranty Purchase Payment	19,851.56

Total Available Principal	$14,556,030.45

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$15,120,220.02

Distributions:

Servicing Fees	$165,995.02

Non-recoverable Servicer Advance Reimbursement	3,506.97

Noteholder's Accrued and Unpaid Interest	190,811.55

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	14,284,814.11

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	475,092.37

Total Distributions	$15,120,220.02

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$199,194,021.76

Monthly Principal Received

Regular Principal Received	$10,379,743.66

Prepaid Principal Received	4,088,586.12

Liquidation Proceeds	67,849.11

Principal Balance Allocable to Gross Charge-offs	84,862.26

Principal Portion of Repurchased Receivables	19,851.56

Total Monthly Principal Amounts	$14,640,892.71

Ending Receivable Principal Balance	$184,553,129.05

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.19000%	$0.00	0.00
Class A-2 Notes			0.53000%	$0.00	0.00
Class A-3 Notes			0.97000%	$40,061.55	0.13
Class A-4 Notes			1.50000%	$150,750.00	1.25
				$190,811.55

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	-	-	-	0.00	0.00
Class A-3 Notes	$49,560,682.37	$14,284,814.11	$35,275,868.26	44.64	0.11
Class A-4 Notes	$120,600,000.00	-	$120,600,000.00	0.00	1.00
	170,160,682.37	14,284,814.11	155,875,868.26

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	3,392,312.95
Beginning Period Amount	3,392,312.95
Current Distribution Date Required Amount	3,036,234.35
Current Period Release	356,078.60
Ending Period Amount	3,036,234.35

Reserve Account

Beginning Period Required Amount	$2,564,102.64
Beginning Period Amount	2,564,102.64
Net Investment Earnings	849.51
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	2,564,102.64
Release to Depositor	849.51
Ending Period Amount	$2,564,102.64

Overcollateralization

Beginning Period Overcollateralization Amount	$25,641,026.44
Target Overcollateralization Amount	$25,641,026.44
Ending Period Over Collateralization Amount	$25,641,026.44
Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		17,571	16,919
Weighted Average Remaining Term		24.52	23.71
Weighted Average Annual Percentage Rate		2.93%	2.94%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	124	$1,909,805.25	1.03%
60-89 Days	21	318,221.68	0.17%
90-119 Days	8	180,207.78	0.10%
120+ Days	19	377,253.19	0.20%

Total 30+ Days Past Due as of the end of the current period	172	$2,785,487.90	1.51%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			1.31%
Total 30+ Days Past Due as of the end of the 2nd preceding period			1.21%
Total 30+ Days Past Due as of the end of the 3rd preceding period			1.18%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		16	406,061.19
Ending Period Repossessed Receivables Balance		10	304,719.32
Principal Balance of 90+ Day Repossessed Vehicles		2	85,652.17

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		6	84,862.26
Recoveries		20	87,177.15
Net Write-Offs			-2,314.89
Cumulative Net Write-offs		235	$3,065,824.65

Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			1.60%
Charge Off Rate **			0.29%
Avg of Net Write-offs ***			$13,046.06

Historical Loss Information

Write-offs as of the end of the Prior Period		Units	Dollar Amount
Gross Principal Write-offs		10	107,843.00
Recoveries		14	32,679.33
Net Write-Offs			75,163.67
Cumulative Net Write-offs		229	$3,068,139.54
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			1.48%
Charge Off Rate **			0.29%
Avg of Net Write-offs ***			$13,397.99

Write-offs as of the end of the 2nd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		6	74,366.91
Recoveries		23	48,147.11
Net Write-Offs			26,219.80
Cumulative Net Write-offs		219	$2,992,975.87
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			1.34%
Charge Off Rate **			0.28%
Avg of Net Write-offs ***			$13,666.56

Write-offs as of the end of the 3rd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		5	89,427.89
Recoveries		17	82,778.30
Net Write-Offs			6,649.59
Cumulative Net Write-offs		213	$2,966,756.07
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			1.24%
Charge Off Rate **			0.28%
Avg of Net Write-offs ***			$13,928.43

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Begining Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.